Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares, FST Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares

of the

Goldman Sachs Financial Square Federal Fund

(the “Fund”)

Supplement dated July 29, 2015 to the

Prospectuses and Summary Prospectuses,

each dated December 29, 2014, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on June 10-11, 2015, the Board of Trustees of the Goldman Sachs Trust (the “Board”) approved certain changes to the Fund’s investment strategies. These changes will narrow the range of investments in “government securities” in which the Fund may invest. As part of these changes, the Board also recently approved a change in the Fund’s name. The Fund’s name will change to the “Goldman Sachs Financial Square Treasury Solutions Fund.”

The Fund currently pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Government securities” generally include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

Upon the effective date of the changes, the Fund will pursue its investment objective by investing only in securities issued or guaranteed by the U.S Treasury, where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Repurchase agreements with the Federal Reserve Bank of New York are considered U.S. Government Securities for purposes of the Investment Company Act. The Fund will continue to seek to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act.

These changes will take effect on or after September 30, 2015. Beginning immediately, however, Goldman Sachs Asset Management, L.P. (the investment adviser of the Fund) intends to gradually transition the Fund’s portfolio holdings in order to comply with the Fund’s new investment strategy on the effective date of the changes. Such transition will allow the Fund to avoid selling portfolio securities at times when it would not otherwise do so, which could result in increased transaction costs. The Fund, however, will continue to comply with its current investment strategy, which permits the intended investments.

Accordingly, after the close of business on September 30, 2015, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

The first two paragraphs under the “Goldman Sachs Federal Fund—Summary—Principal Strategy” section of each Prospectus and “Principal Strategy” section of each Summary Prospectus is hereby replaced with the following:

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “gates.”

Under the “Goldman Sachs Federal Fund—Summary—Principal Risks of the Fund” section of each Prospectus and “Principal Risks of the Fund” section of each Summary Prospectus, the following replaces “Market Risk” in its entirety:

■	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Under the “Goldman Sachs Federal Fund—Summary—Principal Risks of the Fund” section of each Prospectus and “Principal Risks of the Fund” section of each Summary Prospectus, “U.S. Government Securities Risk” is deleted in its entirety.

All references in the Prospectus and Summary Prospectus to the “Goldman Sachs Financial Square Federal Fund” are replaced with “Goldman Sachs Financial Square Treasury Solutions Fund.”

Financial Square Federal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares, FST Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares

of the

Goldman Sachs Financial Square Federal Fund

(the “Fund”)

Supplement dated July 29, 2015 to the

Prospectuses and Summary Prospectuses,

each dated December 29, 2014, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on June 10-11, 2015, the Board of Trustees of the Goldman Sachs Trust (the “Board”) approved certain changes to the Fund’s investment strategies. These changes will narrow the range of investments in “government securities” in which the Fund may invest. As part of these changes, the Board also recently approved a change in the Fund’s name. The Fund’s name will change to the “Goldman Sachs Financial Square Treasury Solutions Fund.”

The Fund currently pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Government securities” generally include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

Upon the effective date of the changes, the Fund will pursue its investment objective by investing only in securities issued or guaranteed by the U.S Treasury, where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations. Repurchase agreements with the Federal Reserve Bank of New York are considered U.S. Government Securities for purposes of the Investment Company Act. The Fund will continue to seek to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act.

These changes will take effect on or after September 30, 2015. Beginning immediately, however, Goldman Sachs Asset Management, L.P. (the investment adviser of the Fund) intends to gradually transition the Fund’s portfolio holdings in order to comply with the Fund’s new investment strategy on the effective date of the changes. Such transition will allow the Fund to avoid selling portfolio securities at times when it would not otherwise do so, which could result in increased transaction costs. The Fund, however, will continue to comply with its current investment strategy, which permits the intended investments.

Accordingly, after the close of business on September 30, 2015, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

The first two paragraphs under the “Goldman Sachs Federal Fund—Summary—Principal Strategy” section of each Prospectus and “Principal Strategy” section of each Summary Prospectus is hereby replaced with the following:

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), and repurchase agreements with the Federal Reserve Bank of New York collateralized by U.S. Treasury Obligations.

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are money market funds that invest at least 99.5% of their assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “gates.”

Under the “Goldman Sachs Federal Fund—Summary—Principal Risks of the Fund” section of each Prospectus and “Principal Risks of the Fund” section of each Summary Prospectus, the following replaces “Market Risk” in its entirety:

■	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Under the “Goldman Sachs Federal Fund—Summary—Principal Risks of the Fund” section of each Prospectus and “Principal Risks of the Fund” section of each Summary Prospectus, “U.S. Government Securities Risk” is deleted in its entirety.

All references in the Prospectus and Summary Prospectus to the “Goldman Sachs Financial Square Federal Fund” are replaced with “Goldman Sachs Financial Square Treasury Solutions Fund.”